CONVERTIBLE PROMISSORY NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
PROMISSORY NOTE [Abstract]
PROMISSORY NOTE

NOTE 5. CONVERTIBLE PROMISSORY NOTES

S&C Convertible Note

On June 30, 2012, the Company entered into a debt restructuring agreement (the "S&C Restructuring Agreement") with Sierchio & Company, LLP ("S&C"), to restructure the $225,688 owed to S&C for legal services rendered to the Company from inception through June 30, 2012, and issued a convertible promissory note in the amount of $225,688 to S&C (the "S&C Convertible Note"). The S&C Convertible Note bears interest at the rate of 4% per annum, which interest is accrued and payable on the maturity date of the S&C Convertible Note, December 31, 2013. As long as the S&C Convertible Note remains outstanding and not fully paid, the holder has the right, but not the obligation, to convert all or any portion of the aggregate outstanding principal amount of the S&C Convertible Note, together with all or any portion of the accrued and unpaid interest into that number of shares, subject to certain terms and conditions, of our common stock equal to the amount of the converted indebtedness divided by $0.10 per share. In the event of default, as defined in the S&C Convertible Note agreement, the annual interest rate increases to 10% and is due on demand. Certain events of default will result in all sums of principal and interest then remaining unpaid immediately due and payable, upon demand of the holder.

Pursuant to the terms of the S&C Restructuring Agreement, the Company issued S&C a Series E Stock Purchase Warrant (the "Series E Warrant") allowing the holder to purchase up to 1,000,000 shares of the Company's common stock at a purchase price of $0.10 per share through December 31, 2016. The Series E Warrant includes a "cashless exercise" provision. Mr. Joseph Sierchio, a non-employee director and a major shareholder of the Company, is the managing partner of S&C.

The Company first allocated the fair value of the liability between the S&C Convertible Note and the Series E Warrants based upon their relative fair values. The estimated fair value of the Series E Warrants issued with the note of $97,869 was calculated using the Black-Scholes option pricing model and the following assumptions: market price of common stock - $0.10 per share; estimated volatility - 216.5%; risk free interest rate - 0.72%; expected dividend rate - 0% and expected life - 4.5 years. This resulted in allocating $68,266 to the Series E Warrants and $157,422 to the S&C Convertible Note.

The intrinsic value of the beneficial conversion feature was computed as the difference between the fair value of the common stock issuable upon conversion of the note and the total price to convert based on the effective conversion price. The calculated intrinsic value was $68,266. The resulting $68,266 discount to the note is being accreted over the 18 month term of the note using the effective interest method.

During the three months ended June 30, 2012, the Company recognized $17 of interest expense related to this S&C Convertible Note and $42 of accretion related to the debt discount. The remaining debt discount of $136,490 will be amortized through December 31, 2013.

Strategic Convertible Note

On June 30, 2012, the Company entered into a debt restructuring agreement (the "Strategic Restructuring Agreement") with Strategic Edge, LLC ("Strategic"), to restructure the $145,000 owed to Strategic for consulting services rendered to the Company from January 1, 2011 through June 30, 2012, and issued a convertible promissory note in the amount of $145,000 to Strategic (the "Strategic Convertible Note"). The Strategic Convertible Note bears interest at the rate of 4% per annum, which interest is accrued and payable on the maturity date of the Strategic Convertible Note, December 31, 2013. As long as the Strategic Convertible Note remains outstanding and not fully paid, the holder has the right, but not the obligation, to convert all or any portion of the aggregate outstanding principal amount of the Strategic Convertible Note, together with all or any portion of the accrued and unpaid interest into that number of shares, subject to certain terms and conditions, of the Company's common stock equal to the amount of the converted indebtedness divided by $0.10 per share. In the event of default, as defined in the Strategic Convertible Note agreement, the annual interest rate increases to 10% and is due on demand. Certain events of default will result in all sums of principal and interest then remaining unpaid immediately due and payable, upon demand of the holder.

Pursuant to the terms of the Strategic Restructuring Agreement, the Company issued Strategic a Series E Warrant allowing the holder to purchase up to 1,000,000 shares of the Company's common stock at a purchase price of $0.10 per share through December 31, 2016. The Series E Warrant includes a "cashless exercise" provision.

Mr. Meetesh Patel, the Company's President and Chief Executive Officer, an employee director and a major shareholder of the Company's, is the sole shareholder of Strategic.

The Company first allocated the fair value of the liability between the Strategic Convertible Note and the Series E Warrants based upon their relative fair values. The estimated fair value of the Series E Warrants issued with the Strategic Convertible Note of $97,869 was calculated using the Black-Scholes option pricing model and the following assumptions: market price of common stock - $0.10 per share; estimated volatility - 216.5%; risk free interest rate - 0.72%; expected dividend rate - 0% and expected life - 4.5 years. This resulted in allocating $58,431 to the Series E Warrants and $86,569 to the Strategic Convertible Note.

The intrinsic value of the beneficial conversion feature was computed as the difference between the fair value of the common stock issuable upon conversion of the Strategic Convertible Note and the total price to convert based on the effective conversion price. The calculated intrinsic value was $58,431. The resulting $58,431 discount to the Strategic Convertible Note is being accreted over the 18 month term of the Strategic Convertible Note using the effective interest method.

During the three months ended June 30, 2012, the Company recognized $9 of interest expense related to the Strategic Convertible Note and $35 of accretion related to the debt discount. The remaining debt discount of $116,981 will be amortized through December 31, 2013.

NOTE 8. PROMISSORY NOTE

On October 20, 2010, the Company identified and obtained the exclusive right to license certain highly specialized magnetized nanoparticles, initially developed at UCSB for, among other things, potential water treatment applications and solutions. These highly specialized magnetized nanoparticles are the subject of three patent applications. BluFlow obtained the option for the exclusive license rights from Appeal Capital Corp. ("Appeal"), a privately held corporation controlled by the president of the Company and a director. Pursuant to SEC Rule 24b-2, certain portions of this agreement have been granted confidential treatment and therefore have not been disclosed.

Consideration given to Appeal for the license rights was $12,000 which was paid through the issuance of a promissory note. The note bears interest of 8% per annum and is compounded quarterly. In the event of default, the interest rate shall increase to 18% per annum and be due on demand.

On October 11, 2011, we entered into an Exclusive License Agreement with UCSB to exclusively license the technologies. For further details of the license agreement refer to Note 6 - License Agreement.

During the year end December 31, 2011, we recorded interest expense of $998 related to this promissory note payable. At December 31, 2011, accrued interest related to the promissory note payable was $1,187.